VIA EDGAR
March 30, 2010
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re: The Timberland Company (814361)
Ladies and Gentlemen:
     On behalf of The Timberland Company (the “Company”) and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find enclosed for filing the Company’s 2009 Definitive Proxy Statement dated March 30, 2010 and form of Proxy to be used in connection with a meeting of shareholders of the Company at which shareholders of the Company will be asked to vote on the following items:
1.	To fix the number of directors at eleven for the coming year, subject to further action by the Board of Directors as provided in the Company’s By-Laws, and to elect eleven directors to hold office until their successors are duly elected and qualified;

2.	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm;

3.	To amend the Company’s 2007 Incentive Plan to increase the number of shares reserved for issuance from 4,000,000 to 8,000,000; and

4.	To transact such other business as may properly come before the Annual Meeting and any adjournments thereof.
     The Definitive Proxy Statement and form of Proxy will be released to shareholders on or proximately following the date of this filing.
     Pursuant to Instruction 3 of Item 10 of Schedule 14A under the Exchange Act, please find enclosed for filing the Company’s 2007 Incentive Plan to be acted upon at the meeting referenced above. If the amendments to the Company’s 2007 Incentive Plan are approved, the Company anticipates promptly registering the additional shares under the Securities Act of 1933, as amended, by filing a Registration Statement on Form S-8.
     Please direct any comments or questions on the enclosed materials to the undersigned at (603) 773-1329.

Very truly yours,
/s/ James C. Baker
James C. Baker
Staff Counsel